Other comprehensive income - Items may be reclassified: foreign hedges and exchange differences (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)		Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Items that may be reclassified to profit or loss
Profit (loss) related to measurement of goodwill	€ (932)		€ (679)	[1]		€ 105
Reserve of hedge of net investments in foreign operations and exchange differences on translation	(20,071)		(20,042)			(19,741)
BRL
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	(13,579)		(12,950)			(11,056)
GBP
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	(3,135)		(3,924)			(3,732)
MXN
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	(2,439)		(2,312)			(2,230)
Argentine peso
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	0		0			(1,684)
Chilean peso
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	(1,560)		(1,238)			(866)
USD
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	1,654		1,330			555
Other currencies
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	(1,012)		€ (948)			€ (728)
Goodwill
Items that may be reclassified to profit or loss
Profit (loss) related to measurement of goodwill	€ 230	$ (556)			$ (1,704)

[1]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).